Inventories	6 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

Note 6 – INVENTORIES

As of September 30, 2024 and March 31, 2024, inventory consisted of finished goods, which were medical devices such as cardioverter-defibrillators and anesthesia laryngoscope, valued at US$ 196,724 and US$ 191,201, respectively. The Company constantly monitors its potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of September 30, 2024 and March 31, 2024, respectively.